Supplemental Cash Flow Information (Cash Paid For Interest And Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013		Jun. 27, 2012		Jun. 29, 2011
Income taxes, net of refunds	$ 60,291		$ 47,514		$ 38,340
Interest, net of amounts capitalized	41,504	[1]	24,455	[1]	25,810	[1]
5.75% Notes [Member]
Interest, net of amounts capitalized	$ 15,300
5.75% Notes [Member]
Stated interest rate	5.75%

[1]	(a) Interest includes $15.3 million of interest paid upon retirement of our 5.75% notes in June 2013.